Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		¥ 148,483	¥ 71,840
Goodwill acquired		430,679	368,625	¥ 341,178	¥ 332,153
Acquired intangible assets other than goodwill		15,991	40,008
Goodwill acquired		72,466	42,933	33,370
Bargain Purchase Gain	¥ 0	0	0	5,802
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		33,314	49,203	63,419
Property under Facility Operations		441,632	434,786
Other Liabilities		617,746	588,474
Overseas Business Segment
Business Acquisition [Line Items]
Goodwill acquired		245,058	203,106	177,761	183,679
Goodwill acquired		44,897	20,158	7,054
Investment and Operation Segment
Business Acquisition [Line Items]
Goodwill acquired		89,178	61,575	68,814	53,840
Goodwill acquired		27,569	13,517	26,316
Corporate Financial Services
Business Acquisition [Line Items]
Goodwill acquired		55,366	55,366	55,366	55,366
Goodwill acquired		0	0	0
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired		16,383	23,614	23,531	¥ 23,562
Goodwill acquired		0	0	0
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				97,090
Goodwill acquired			33,370
Acquired intangible assets other than goodwill			35,559
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		33,314	49,203	63,419
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		23,513	15,408	30,583
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			30,176	29,378
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			2,028	¥ 2,234
Divestiture | Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		8,025	¥ 1,604
Property under Facility Operations		42,595
Other Liabilities		23,078
Divestiture | Maintenance Leasing Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		¥ 1,220